Series S (Prospectus Summary) | Series S
Fund summary
Investment objective
Maximize total return, consisting of capital appreciation and current income, while controlling risk.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is used only for investors who are clients of a wrap fee program or certain other programs advised or sub-advised by UBS Global
AM or its affiliates. Clients pay a wrap fee or similar fee to participate in such programs.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Series S
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Series S
Management fees	[1]	none
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	none
Total annual fund operating expenses	[2]	none
[1]	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates, clients of which often pay a single aggregate fee to the program sponsor for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.
[2]	"Other expenses" and "Total annual fund operating expenses" include "Acquired fund fees and expenses" which are estimated to be less than 0.01% of the average net assets of the Fund for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year		Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Series S	none	[1]	2	3	6
[1]	Amount represents less than $0.50.

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 103%
of the average value of its portfolio.
Principal strategies
Principal investments

The Fund primarily invests in equity securities of US small capitalization companies. Small capitalization companies are companies with market capitalizations of $3 billion or less at the time of purchase. However, the Fund may invest a portion of its assets in securities outside this range.

Equity securities include dividend-paying securities, common stock, shares of collective trusts and investment companies, preferred stock and fixed income securities convertible into common stock, rights and warrants.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements and swap agreements (specifically, interest rate and equity swaps). All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments;
or to obtain exposure to certain markets.

Management process

The Advisor selects for the Fund those small capitalization equity securities that appear to be undervalued based upon internal research and proprietary valuation systems. The Advisor's research focuses on several levels of analysis, including understanding wealth shifts that occur within the equity market and researching individual companies.

In deciding which stocks to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that are underpriced relative to their fundamental values. In deciding whether to buy a company for the Fund, the
Advisor quantifies its expectations of a company's ability to generate profit and to grow business into the future; calculates an expected rate of return from the investment in order to estimate intrinsic value; and compares the estimated intrinsic value to observed market price and ranks the company against other stocks accordingly. The Advisor looks for companies with strong management teams, significant competitive strengths in growing markets and strong financial positions.
Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the
Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Below are some of the specific risks of investing in the Fund.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
Performance
There is no performance information quoted for the Fund as the Fund had not completed a full calendar year of operations as of the date of this prospectus.